Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Balance at March 31, 2024	$ 689,517	$ 689,517
Balance at March 31, 2025	512,601	689,517
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at March 31, 2024		215,194
Balance at March 31, 2025	157,116
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at March 31, 2024		448,439
Balance at March 31, 2025	328,986
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at March 31, 2024		1,883
Balance at March 31, 2025	453
Computer and software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at March 31, 2024		8,799
Balance at March 31, 2025	14,249
Tools and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at March 31, 2024		15,202
Balance at March 31, 2025	11,797
Setup costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at March 31, 2024
Balance at March 31, 2025
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	2,957,628	2,934,656
Balance at ending	2,974,338	2,957,628
Cost, Additions	16,710	22,972
Cost [Member] | Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	580,776	580,776
Balance at ending	580,776	580,776
Cost, Additions
Cost [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	1,263,974	1,262,724
Balance at ending	1,271,473	1,263,974
Cost, Additions	7,499	1,250
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	163,968	163,968
Balance at ending	163,968	163,968
Cost, Additions
Cost [Member] | Computer and software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	69,738	63,568
Balance at ending	78,795	69,738
Cost, Additions	9,057	6,170
Cost [Member] | Tools and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	197,955	182,403
Balance at ending	198,109	197,955
Cost, Additions	154	15,552
Cost [Member] | Setup costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	681,217	681,217
Balance at ending	681,217	681,217
Cost, Additions
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	2,268,111	2,069,751
Balance at ending	2,461,737	2,268,111
Accumulated depreciation, Depreciation	193,626	198,360
Accumulated depreciation [Member] | Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	365,582	307,346
Balance at ending	423,660	365,582
Accumulated depreciation, Depreciation	58,078	58,236
Accumulated depreciation [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	815,535	689,253
Balance at ending	942,487	815,535
Accumulated depreciation, Depreciation	126,952	126,282
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	162,085	158,712
Balance at ending	163,515	162,085
Accumulated depreciation, Depreciation	1,430	3,373
Accumulated depreciation [Member] | Computer and software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	60,939	58,098
Balance at ending	64,546	60,939
Accumulated depreciation, Depreciation	3,607	2,841
Accumulated depreciation [Member] | Tools and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	182,753	175,125
Balance at ending	186,312	182,753
Accumulated depreciation, Depreciation	3,559	7,628
Accumulated depreciation [Member] | Setup costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning	681,217	681,217
Balance at ending	681,217	681,217
Accumulated depreciation, Depreciation